Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Federal Home Loan Bank, Advances, Borrowed Funds [Table Text Block]

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2012	2011
Fixed rate advances from the FHLB	28,000	31,000
Putable advances from the FHLB	5,000	5,000
Other	207	618
Total	$33,207	$36,618

Schedule of Federal Home Loan Bank, Advances, Rolling Maturity [Table Text Block]	At December 31, 2012, scheduled maturities of borrowed funds were as follows:
(Dollars in thousands)
2013	$14,207
2014	8,000
2015	11,000
Total	$33,207

Schedule of Federal Home Loan Bank, Advances, Activity for Year [Table Text Block]

At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2012	2011
Ending balance	$16,298	$15,395
Average balance during the year	20,561	20,767
Maximum month-end balance during the year	25,278	24,258
Securities underlying the agreements at year end:
Carrying value	28,002	26,622
Fair value	28,002	26,622
Average interest rate during the year	0.38%	0.51%
Average interest rate at year end	0.31%	0.43%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2012	2011

Fixed rate advances, maturing January 2013 through
December 2016 at rates from 0.49% to 2.65%; average rate: 2012 – 1.84%; 2011 – 1.95%	$28,000	$31,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	5,000	5,000